Earnings per share	12 Months Ended
Dec. 31, 2023
Earnings per share [abstract]
Earnings per share
24 Earnings per share

The table below presents a reconciliation of numerators and denominators used in computing earnings per share. The Company has a stock plan and subscription warrants, as mentioned in Notes 8.c and 19, respectively.

	2023	2022			2021
	Total	Continuing operations	Discontinued operations	Total	Continuing operations	Discontinued operations(i)	Total
Basic earnings per share
Net income for the year of the Company	2,439,795	1,498,981	301,858	1,800,839	785,199	65,264	850,463
Weighted average number of shares outstanding (in thousands)	1,095,469	1,091,990	1,091,990	1,091,990	1,090,500	1,090,500	1,090,500
Basic earnings per share - R$	2.2272	1.3727	0.2764	1.6491	0.7200	0.0598	0.7799
Diluted earnings per share
Net income for the year of the Company	2,439,795	1,498,981	301,858	1,800,839	785,199	65,264	850,463
Weighted average number of outstanding shares (in thousands), including dilution effects	1,104,942	1,098,692	1,098,692	1,098,692	1,096,962	1,096,962	1,096,962
Diluted earnings per share - R$	2.2081	1.3643	0.2747	1.6391	0.7158	0.0595	0.7753
Weighted average number of shares (in thousands)
Weighted average number of shares for basic earnings per share	1,095,469			1,091,990			1,090,500
Dilution effect
Subscription warrants	3,334			3,445			3,548
Stock plan	6,139			3,257			2,914
Weighted average number of shares for diluted earnings per share	1,104,942			1,098,692			1,096,962

(i) For further details, see Note 29.

Earnings per share of 2023 considers the issuance of 2,613,452 common shares due to the partial exercise of the rights conferred by the subscription warrants disclosed in Note 19.